Note 15 - Bank Facilities and Short-Term Loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2013
Note 15 - Bank Facilities and Short-Term Loans (Details) [Line Items]
Line of Credit Facility, Amount Outstanding	$ 0
Repayments of Debt	13,546,115
Used to Secure Standy Letter of Credit to Guarantee Credit Facility [Member]
Note 15 - Bank Facilities and Short-Term Loans (Details) [Line Items]
Restricted Cash and Cash Equivalents		14,398,218
Used to Secure Standy Letter of Credit To Guarantee Second Credit Facility [Member]
Note 15 - Bank Facilities and Short-Term Loans (Details) [Line Items]
Restricted Cash and Cash Equivalents		14,465,198
Term Loan [Member]
Note 15 - Bank Facilities and Short-Term Loans (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			7,095,584
Revolving Loan [Member]
Note 15 - Bank Facilities and Short-Term Loans (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			5,676,467
Term and Revolving Loan [Member]
Note 15 - Bank Facilities and Short-Term Loans (Details) [Line Items]
Line of Credit Facility, Amount Outstanding		7,095,584
Debt Instrument, Basis Spread on Variable Rate		2.40%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum		0.11%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum		0.33%
Second Term Loan [Member]
Note 15 - Bank Facilities and Short-Term Loans (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				6,450,531
Second Revolving Loan [Member]
Note 15 - Bank Facilities and Short-Term Loans (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				6,321,520
Second Term And Revolving Loans [Member]
Note 15 - Bank Facilities and Short-Term Loans (Details) [Line Items]
Line of Credit Facility, Amount Outstanding		$ 6,450,531
Debt Instrument, Basis Spread on Variable Rate		2.40%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum		0.11%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum		0.33%